ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2018
ASSET RETIREMENT OBLIGATIONS [Abstract]
ASSET RETIREMENT OBLIGATIONS

16.  ASSET RETIREMENT OBLIGATIONS

As at	December 31, 2018	December 31, 2017
Balance, beginning of year	$88.3	$81.6
Obligations acquired (note 3)	399.1	—
New obligations	3.3	1.5
Obligations settled	(4.2)	(4.0)
Disposals	(1.6)	—
Revision in estimated cash flow	3.8	6.0
Accretion expense (a)	12.3	4.4
Foreign exchange translation	20.3	(0.9)
Reclassified to liabilities associated with assets held for sale (note 5)	(10.8)	(0.3)
Total	510.5	88.3
Less current portion (included in accounts payable and accrued liabilities)	(9.9)	—
Balance, end of year	$500.6	$88.3
(a)

The majority of accretion expense is recorded through the Consolidated Statement of Income. Certain amounts relating to Washington Gas’ Utility asset retirement obligations are recorded through regulatory liabilities on the Consolidated Balance Sheets due to regulatory treatment.

The majority of the asset retirement obligations are associated with distribution and transmission systems in the Utilities segment.

AltaGas estimates the undiscounted cash required to settle the asset retirement obligations, excluding growth for inflation, at December 31, 2018 was $770.0 million (December 31, 2017 - $232.9 million).

The asset retirement obligations have been recorded in the Consolidated Financial Statements at estimated values discounted at rates between 1.5 and 8.5 percent and are expected to be incurred between 2019 and 2064.  No assets have been legally restricted for settlement of the estimated liability.